CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss)/profit	$ (69,066)	$ 17,066	$ (355,966)	$ 751,571
Adjustments to reconcile net profit to net cash (used in)/generated from operating activities:
Depreciation of property, plant and equipment	20,897	22,307	91,427	91,282
Amortization of right of use asset	3,972	4,341	13,992	16,933
Bad debts			4,165	3,809
Gain on disposal of other investments	4
Operating (loss)/profit before working capital changes	(90,292)	40,263	(289,357)	871,409
Dividend income	(8,692)	(7,230)	(115,379)	(22,036)
Fair value gain on other investments	(37,399)	3,779	70,628	29,850
Deferred cost of revenue	0	67,606	67,606	(67,606)
Inventories	(78,171)	126,988	544,108	(345,745)
Loss on written off of other investments			1,776	0
Changes in operating assets and liabilities:
Trade and other payables	(433,061)	(208,629)	(119,695)	(1,180,535)
Advance payment from customer	(7,801)	(30,200)	(7,184)	30,307
Trade and other receivables	335,512	330,316	538,646	579,217
Deferred revenue	0	(77,276)	(77,276)	77,276
Operating lease liabilities	(4,366)	(5,007)	(126,686)	(20,169)
Tax recoverable	3,540	(27,924)	13,866	65,007
Net cash used in operating activities	(118,297)	(37,839)	544,028	9,161
Cash flows from investing activities:
Acquisition of other investment	(13,646)	(172,172)	(511,706)	(515,840)
Dividend income	8,692	7,230	115,379	22,036
Purchase of plant and equipment	(102)	(32,191)	(54,171)	(3,162)
Proceeds from disposal of other investments			0	6,392
Net cash used in investing activities	(5,056)	(197,133)	(450,498)	(490,574)
Cash flows from financing activities:
Repayment of finance lease			(34,038)	(26,302)
Repayments to directors			0	(1,920)
Shares subscriptions			150,000	0
Net cash generated from /(used in) financing activities			115,962	(28,222)
Foreign currency translation adjustment	(22,299)	(44,625)	(214,547)	(154,138)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(145,652)	(279,597)	(5,055)	(663,773)
CASH AND CASH EQUIVALENTS, BEGINNING OF FINANCIAL YEAR	2,118,864	2,123,919	2,123,919	2,787,692
CASH AND CASH EQUIVALENTS, END OF FINANCIAL YEAR	1,973,212	1,844,322	2,118,864	2,123,919
Supplementary cash flow information:
Interest paid	(2,445)	(3,326)	(12,479)	(12,973)
Income taxes paid	(12,438)	(41,946)	(170,447)	(226,770)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(145,652)	(279,597)	(5,055)	(663,773)
CASH AND CASH EQUIVALENTS INFORMATION:
Cash and bank balances	406,787	606,850	611,849	578,511
Fixed deposits placed with financial institutions	$ 1,566,425	$ 1,237,472	$ 1,507,015	$ 1,545,408